Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 62,434	$ 63,834
Restricted cash (note 5)	3,007	1,626
Accounts receivable - net (notes 6 and 11 (d))	49,832	39,021
Inventories (note 7)	14,102	18,655
Prepaid expenses and deposits (including prepaid expenses to related party of 2016 - $343, 2015 - $352) (note 12 (b))	1,372	958
Deferred tax assets (note 14)	3,492	2,603
Current assets held for sale (note 4)	0	1,797
Total current assets	134,239	128,494
Property, plant and equipment (notes 9 and 11)	66,882	63,913
Prepaid land lease payments (notes 10 and 11)	8,697	9,574
Long-term inventories (note 8)	98	0
Long-term prepaid expenses (including prepaid expenses to related party of 2016 - $23, 2015 - $25) (note 12(b))	23	25
Prepayments for acquisition of equipment	964	328
Deferred tax assets (note 14)	452	593
Total assets	211,355	202,927
Current liabilities
Short-term bank loans and current portion of long-term bank loans and other debt (note 11)	31,279	21,775
Loan from a non-controlling shareholder (note 12 (a))	2,304	2,470
Accounts payable and accrued liabilities (note 13)	24,960	22,661
Income tax payable	3,178	1,643
Deferred revenue (note 15)	2,766	8,144
Deferred government grants (note 16)	1,777	1,202
Current liabilities held for sale (note 4)	0	243
Total current liabilities	66,264	58,138
Deferred government grants (note 16)	2,953	4,730
Long-term bank loans (note 11)	9,448	756
Deferred revenue (note 15)	89	0
Other non-current liabilities (note 14)	2,935	2,798
Total long-term liabilities	15,425	8,284
Total liabilities	81,689	66,422
Commitments and contingencies (notes 17 and 24)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil	0	0
Common stock (note 18) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 57,011,761 (2015 - 56,906,561)	57	57
Additional paid-in capital	112,668	109,944
Accumulated other comprehensive income	168	8,182
Statutory surplus reserves (note 20)	14,788	13,450
Accumulated deficit	(11,914)	(9,980)
Total shareholders' equity	115,767	121,653
Non-controlling interests (note 21)	13,899	14,852
Total equity	129,666	136,505
Total liabilities and equity	$ 211,355	$ 202,927